Summary of Significant Accounting Policies (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2026 USD ($) Segment	Dec. 31, 2025 USD ($)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 USD ($)
Summary of Significant Accounting Policies [Abstract]
Allowance for doubtful receivables	$ 7,441	$ 7,489	$ 18,913	$ 10,265
Lease term	12 months
Contract assets	$ 198,917	162,604
Contract asset cost recognized	5,582	848
Deferred revenue	589,656	518,011
Revenue recognized	6,003	6,538
Valuation allowance	5,990,197	5,227,971		$ 2,297,022
Deferred tax assets, net of valuation allowances	548,425	767,047
Deferred tax liabilities	374,223	678,114
Deferred tax asset	$ 174,202	$ 88,933
Translation of foreign currencies	1
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]	Chief Executive Officer
Description of CODM	The Group’s CODM relies upon the consolidated results of operations as a whole when making decisions about allocating resources and assessing the performance of the Group.
Number of reportable segment (in Segment) | Segment	1